FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	DIVERSIFIED INDUSTRIALS — 9.8%
3,600	3M Co.	$384,012
13,000	Eaton Corp. PLC[1]	2,994,810
		3,378,822
	ASSET MANAGEMENT — 8.5%
6,000	Ameriprise Financial, Inc.	2,025,480
7,900	T. Rowe Price Group, Inc.	886,617
		2,912,097
	BIOTECH & PHARMA — 7.6%
13,820	Merck & Co., Inc.	1,506,103
31,000	Pfizer, Inc.	1,096,780
		2,602,883
	INSURANCE — 7.5%
3	Berkshire Hathaway, Inc. - Class A2	1,640,175
10,000	Prudential Financial, Inc.	946,700
		2,586,875
	ELECTRICAL EQUIPMENT — 7.2%
3,400	Allegion PLC[1]	386,954
10,200	Trane Technologies PLC[1]	2,093,652
		2,480,606
	SOFTWARE — 7.1%
20,395	Oracle Corp.	2,455,354
	AEROSPACE & DEFENSE — 6.9%
8,000	General Dynamics Corp.	1,813,120
6,600	RTX Corp.	567,864
		2,380,984
	HEALTH CARE FACILITIES & SVCS — 5.8%
4,500	Elevance Health, Inc.	1,989,045
	TECHNOLOGY HARDWARE — 5.1%
30,700	Cisco Systems, Inc.	1,760,645
	SPECIALTY FINANCE — 5.1%
11,000	American Express Co.	1,737,890
	MEDICAL EQUIPMENT & DEVICES — 4.9%
6,300	Danaher Corp.	1,669,500

FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY SERVICES — 4.2%
12,000	Fiserv, Inc.[2]	$1,456,680
	BANKING — 3.8%
9,000	JPMorgan Chase & Co.	1,316,970
	LEISURE FACILITIES & SERVICES — 3.5%
4,225	McDonald's Corp.	1,187,859
	SEMICONDUCTORS — 2.7%
26,000	Intel Corp.	913,640
	TRANSPORTATION & LOGISTICS — 1.9%
3,000	Union Pacific Corp.	661,710
	INSTITUTIONAL FINANCIAL SVCS — 1.9%
14,500	Bank of New York Mellon Corp.	650,615
	FOOD — 1.9%
9,000	Mondelez International, Inc. - Class A	641,340
	MACHINERY — 1.8%
9,000	Ingersoll Rand, Inc.	626,490
	ENTERTAINMENT CONTENT — 1.3%
5,151	Walt Disney Co.[2]	431,036
	HOUSEHOLD PRODUCTS — 0.5%
1,200	Clorox Co.	187,740
	TOTAL COMMON STOCKS
	(Cost $11,063,712)	34,028,781
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET INVESTMENTS — 0.6%
191,589	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 5.14%[3]	191,589
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $191,589)	191,589
	TOTAL INVESTMENTS — 99.6%
	(Cost $11,255,301)	34,220,370
	Other Assets in Excess of Liabilities — 0.4%	153,867
	TOTAL NET ASSETS — 100.0%	$34,374,237

FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

PLC – Public Limited Company

[1]Foreign security denominated in U.S. dollars.
[2]Non-income producing security.
[3]The rate is the annualized seven-day yield at period end.